Equity - Outstanding number of shares (Detail) - Ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity - Text Details (Detail) [Line Items]
Number of shares outstanding at beginning of period	914,184,087	926,191,723	922,436,563
Dividend distributed	9,079,538	9,533,223	11,264,163
Purchase of treasury shares, number of	(40,390,495)	(31,993,879)	(19,841,595)
Re-issuance of treasury shares, number of	8,100,660	10,453,020	12,332,592
Number of shares outstanding at end of period	890,973,790	914,184,087	926,191,723